CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Cash And Cash Equivalents [Abstract]
Disclosure of detailed information about cash and cash equivalents [Text Block]
As of the date of these consolidated financial statements, there are no amounts of cash and cash equivalents with restrictions on use.

	12-31-2024	12-31-2023
Components of Cash and Cash Equivalents	ThU.S.$	ThU.S.$
Cash on hand	47	60
Balances with Banks	642,064	337,973
Short-term deposits	359,150	99,167
Mutual funds	70,299	132,808
Total	1,071,560	570,008

Disclosure of detailed information about risk classification of mutual funds investments [Text Block]
The risk classification of the Company’s mutual funds as of December 31, 2024 and December 31, 2023 is shown below.

	12-31-2024 ThU.S.$	12-31-2023 ThU.S.$
AAAfm	62,524	83,712
No classification	7,775	49,096
Total Mutual Funds	70,299	132,808

Schedule of changes in financial liabilities	Changes in financial
liabilities

		12-31-2024
		Bank borrowings	Hedging liabilities	Bonds and promissory notes	Other financial liabilities, Total
		ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1		1,499,051	108,004	4,997,038	6,604,093
Cash flows	(+) Borrowings obtained	1,303,663	-	391,862	1,695,525
	(-) Borrowings paid	(1,582,810)	(6,748)	(543,340)	(2,132,898)
	(+/-) Commissions (discount) of issue	-	-	11,163	11,163
	(-) Interest paid	(87,699)	(38,969)	(206,200)	(332,868)
(+) Accrued interest		86,324	40,414	197,941	324,679
(+/-) Exchange rate difference		(24,083)	-	(135,388)	(159,471)
(+/-) Changes in fair value		-	99,217	-	99,217
(+/-) Other movements (*)		(43,423)	-	4,600	(38,823)
Closing balance		1,151,023	201,918	4,717,676	6,070,617
(*): This line includes mainly the exchange difference on translation mainly from Brazilian companies.

		12-31-2023
		Bank borrowings	Hedging liabilities	Bonds and promissory notes	Other financial liabilities, Total
		ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance January 1		940,677	76,686	4,513,459	5,530,822
Cash flows	(+) Borrowings obtained	1,594,613	-	531,994	2,126,607
	(-) Borrowings paid	(1,070,319)	(1,633)	(46,204)	(1,118,156)
	(+/-) Commissions (discounts) of issue (*)	(473)	-	(5,776)	(6,249)
	(-) Interest paid	(71,995)	(33,711)	(202,497)	(308,203)
(+) Accrued interest		78,703	34,190	205,238	318,131
(+/-) Exchange rate difference		15,395	-	(2,899)	12,496
(+) Business combination		395	-	-	395
(+/-) Changes in fair value		-	32,472	-	32,472
(+/-) Other movements		12,055	-	3,723	15,778
Closing balance		1,499,051	108,004	4,997,038	6,604,093
(*) It includes commissions for bank borrowings.

		Lease liabilities
		12-31-2024	12-31-2023
		ThU.S.$	ThU.S.$
Opening balance January 1		559,382	264,224
Cash flows	(-) Borrowings paid	(82,059)	(73,806)
	(-) Interest paid	(29,366)	(20,114)
(+) Accrued interest		29,490	20,445
(+/-) Inflation adjustment		(51)	(404)
(+/-) Exchange rate difference		(5,071)	(521)
(+) Business combination		-	134
(-) Decrease through transfer to liabilities included in disposal groups classified as held for sale		-	(18,795)
(+) Increase due to new leases liabilities		361,421	376,259
(+/-) Other movements (*)		(105,756)	11,960
Closing balance		727,990	559,382
(*): This line includes mainly the exchange difference on translation mainly from Brazilian companies.